Property, Equipment and Software (Tables)	12 Months Ended
Dec. 31, 2013
Property, Equipment and Software
Summary of property, equipment and software

The following is a summary of property, equipment and software (in thousands):

	December 31,	December 31,
	2012	2013
	RMB	RMB
Building and decoration	564,001	609,865
Leasehold improvements	39,062	42,491
Furniture, fixtures and office equipment	47,628	49,000
Vehicles	10,095	14,845
Servers and computers	729,724	818,271
Software	38,182	40,141
Construction in progress	135,041	196,929
	1,563,733	1,771,542
Less: accumulated depreciation	(748,707)	(899,429)
Net book value	815,026	872,113